Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Breakdown of Cash and Cash Equivalents
The following table provides a breakdown for cash and cash equivalents:

	At December 31,
(€ thousands)	2022	2021
Cash on hand	2,322	1,651
Bank balances	251,999	458,140
Total cash and cash equivalents	254,321	459,791